Commitments - Navios Holdings Future Minimum Commitments for Chartered-In Vessels, Barges and Pushboats (Table) (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Operating Leased Assets [Line Items]
June 30, 2018	$ 124,884
June 30, 2019	103,460
June 30, 2020	91,950
June 30, 2021	70,663
June 30, 2022	53,435
June 30, 2023 and thereafter	97,346
Total	$ 541,738